Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of adjusted EBITDA to operating profit
Adjusted EBITDAaL	€ 6,378	€ 7,244
Restructuring costs	(212)	(142)
Interest on lease liabilities	281	204
Loss on disposal of property, plant & equipment and intangible assets	(22)	(11)
Depreciation and amortisation on owned assets	(4,626)	(4,807)
Share of results of equity accounted associates and joint ventures	(51)	376	[1]
Impairment reversal	64
Other (expense)/income	(157)	104	[1]
Operating profit	1,655	2,968	[1]
Investment income	368	137	[1]
Financing costs	(1,473)	(1,418)	[1]
Profit before taxation	€ 550	1,687	[1]
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Reconciliation of adjusted EBITDA to operating profit
Share of results of equity accounted associates and joint ventures		33
Operating profit		€ 33

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.